Trade and Other Receivables	12 Months Ended
Jun. 30, 2024
Trade and Other Receivables [Abstract]
TRADE AND OTHER RECEIVABLES

5. TRADE AND OTHER RECEIVABLES

	Years Ended June 30,
	2024	2023

Accrued interest income	157	656
R&D tax incentive receivable	4,019,286	8,583,635
Goods and services tax receivable	22,232	16,184
Accounts receivable	-	65,229
Total Trade and Other Receivables	4,041,675	8,665,704

R&D tax incentive receivable represents the amount of the financial year 2024 R&D tax incentive the Group expects to recover. For further details, see note 2.